Significant accounting estimates, assumptions and judgments - Additional Information (Detail) € in Thousands	Dec. 31, 2024 EUR (€) performance_obligation	Dec. 27, 2024 EUR (€)	Dec. 20, 2024	Dec. 31, 2023 EUR (€)
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of performance obligations	2
Borrowings | €	€ 512,014			€ 350,722
Convertible instruments
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Borrowings | €	€ 147,437	€ 150,000		€ 0
Interest rate		15.00%	15.00%
Conversion event occurred period	6 months
Development Contracts
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of performance obligations	2
Operation And Maintenance Services
Disclosure Of Significant Accounting Estimates Assumptions And Judgements [Line Items]
Number of performance obligations	2